Quarterly Report
August 31, 2023
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.1%
CACI International, Inc., “A” (a)	13,200	$4,329,732
Textron, Inc.	90,344	7,020,632
		$11,350,364
Airlines – 0.8%
American Airlines Group, Inc. (a)	33,330	$490,951
United Airlines Holdings, Inc. (a)	82,769	4,122,724
		$4,613,675
Automotive – 1.4%
Aptiv PLC (a)	22,334	$2,265,784
Lear Corp.	4,979	717,424
LKQ Corp.	37,929	1,992,411
Visteon Corp. (a)	18,490	2,575,102
		$7,550,721
Biotechnology – 1.9%
Biogen, Inc. (a)	25,704	$6,872,222
Exelixis, Inc. (a)	161,952	3,626,105
		$10,498,327
Broadcasting – 1.4%
Fox Corp.	35,366	$1,079,370
Omnicom Group, Inc.	81,735	6,621,353
		$7,700,723
Brokerage & Asset Managers – 1.7%
Apollo Global Management, Inc.	64,319	$5,617,621
Bank of New York Mellon Corp.	85,154	3,820,860
		$9,438,481
Business Services – 5.8%
Boise Cascade Corp.	14,374	$1,572,084
Constellium SE (a)	30,367	546,606
Dropbox, Inc. (a)	161,378	4,484,695
GoDaddy, Inc. (a)	71,466	5,182,000
TriNet Group, Inc. (a)(l)	54,353	6,029,378
Verisk Analytics, Inc., “A”	35,622	8,628,361
WEX, Inc. (a)	25,225	4,948,640
		$31,391,764
Chemicals – 1.0%
Avient Corp.	128,555	$5,156,341
PPG Industries, Inc.	3,794	537,838
		$5,694,179
Computer Software – 2.2%
Cadence Design Systems, Inc. (a)	29,110	$6,999,208
CrowdStrike Holdings, Inc. (a)	3,731	608,265
Datadog, Inc., “A” (a)	6,303	608,113
Dun & Bradstreet Holdings, Inc.	36,999	403,289
Nutanix, Inc. (a)	32,115	998,777
Paylocity Holding Corp. (a)	12,877	2,581,839
		$12,199,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.3%
Box, Inc., “A” (a)	222,244	$5,885,021
Dell Technologies, Inc.	59,510	3,346,842
Rapid7, Inc. (a)	83,512	4,208,170
Squarespace, Inc., “A” (a)	17,784	536,188
Zebra Technologies Corp., “A” (a)	13,240	3,641,132
		$17,617,353
Construction – 4.8%
AvalonBay Communities, Inc., REIT	10,533	$1,936,176
AZEK Co., Inc. (a)	162,470	5,525,605
Beacon Roofing Supply, Inc. (a)	59,228	4,729,356
Eagle Materials, Inc.	12,783	2,420,077
Fortune Brands Innovations, Inc.	31,252	2,157,013
GMS, Inc. (a)	39,508	2,739,485
Masco Corp.	26,357	1,555,327
MDC Holdings, Inc.	26,511	1,257,947
Taylor Morrison Home Corp. (a)	29,232	1,385,597
Toll Brothers, Inc.	29,336	2,403,498
		$26,110,081
Consumer Products – 0.2%
Scotts Miracle-Gro Co.	17,903	$1,014,384
Consumer Services – 1.3%
Expedia Group, Inc. (a)	64,673	$7,009,906
Electrical Equipment – 2.5%
AMETEK, Inc.	21,402	$3,413,833
Amphenol Corp., “A”	24,490	2,164,426
Encore Wire Corp.	15,158	2,498,190
nVent Electric PLC	67,719	3,828,832
Sensata Technologies Holding PLC	38,490	1,447,994
		$13,353,275
Electronics – 4.5%
Advanced Energy Industries, Inc.	2,912	$343,820
Amkor Technology, Inc.	134,428	3,758,607
Cirrus Logic, Inc. (a)	27,196	2,231,160
Corning, Inc.	197,892	6,494,815
Lam Research Corp.	8,236	5,784,966
Monolithic Power Systems, Inc.	3,341	1,741,363
Silicon Laboratories, Inc. (a)	28,954	3,904,736
		$24,259,467
Energy - Independent – 3.3%
Phillips 66	90,749	$10,359,906
Valero Energy Corp.	58,891	7,649,941
		$18,009,847
Energy - Renewables – 0.6%
AES Corp.	113,972	$2,043,518
Enphase Energy, Inc. (a)	8,556	1,082,591
		$3,126,109
Engineering - Construction – 0.3%
EMCOR Group, Inc.	6,813	$1,527,815
Entertainment – 1.5%
Spotify Technology S.A. (a)	53,659	$8,261,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.2%
Archer Daniels Midland Co.	89,021	$7,059,365
Cal-Maine Foods, Inc.	53,029	2,534,256
Coca-Cola Consolidated, Inc.	1,457	1,018,297
Hostess Brands, Inc. (a)	30,655	873,055
Post Holdings, Inc. (a)	6,532	585,986
		$12,070,959
Forest & Paper Products – 1.0%
Weyerhaeuser Co., REIT	157,856	$5,169,784
Furniture & Appliances – 0.2%
Spectrum Brands Holdings, Inc.	14,970	$1,245,055
Gaming & Lodging – 2.8%
International Game Technology PLC	232,182	$7,434,468
Las Vegas Sands Corp.	79,282	4,349,410
Marriott International, Inc., “A”	4,462	908,062
MGM Resorts International	55,664	2,448,103
		$15,140,043
General Merchandise – 0.7%
Dillard's, Inc., “A”	10,571	$3,648,264
Insurance – 7.3%
Ameriprise Financial, Inc.	29,935	$10,105,457
Brighthouse Financial, Inc. (a)	24,004	1,192,039
Equitable Holdings, Inc.	231,503	6,667,286
Everest Group Ltd.	19,540	7,047,687
Hartford Financial Services Group, Inc.	111,818	8,030,769
Jackson Financial, Inc.	16,368	615,437
Reinsurance Group of America, Inc.	14,717	2,040,071
Voya Financial, Inc.	57,627	4,015,449
		$39,714,195
Internet – 1.6%
Etsy, Inc. (a)	7,646	$562,516
Gartner, Inc. (a)	22,683	7,931,792
		$8,494,308
Leisure & Toys – 2.5%
Brunswick Corp.	58,076	$4,594,973
Electronic Arts, Inc.	33,585	4,029,529
Polaris, Inc.	42,613	4,776,491
		$13,400,993
Machinery & Tools – 5.0%
AGCO Corp.	19,198	$2,486,717
Ingersoll Rand, Inc.	129,987	9,048,395
Kennametal, Inc.	42,891	1,135,325
Mueller Industries, Inc.	10,093	778,776
Terex Corp.	30,225	1,831,937
Timken Co.	91,186	6,968,434
Wabtec Corp.	41,577	4,678,244
		$26,927,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.1%
Regions Financial Corp.	38,053	$697,892
State Street Corp.	78,437	5,391,759
		$6,089,651
Medical & Health Technology & Services – 4.2%
Cardinal Health, Inc.	39,827	$3,478,092
IQVIA Holdings, Inc. (a)	32,913	7,327,421
McKesson Corp.	21,726	8,958,064
Veeva Systems, Inc. (a)	14,478	3,021,559
		$22,785,136
Medical Equipment – 2.8%
Agilent Technologies, Inc.	2,680	$324,467
Align Technology, Inc. (a)	22,207	8,219,699
Hologic, Inc. (a)	85,820	6,414,187
		$14,958,353
Metals & Mining – 1.0%
Reliance Steel & Aluminum Co.	13,407	$3,820,459
Steel Dynamics, Inc.	17,190	1,832,282
		$5,652,741
Natural Gas - Distribution – 1.1%
UGI Corp.	228,519	$5,754,108
Network & Telecom – 0.3%
Motorola Solutions, Inc.	4,954	$1,404,806
Oil Services – 1.4%
ChampionX Corp.	15,851	$572,062
NOV, Inc.	274,914	5,808,933
TechnipFMC PLC	71,021	1,352,240
		$7,733,235
Other Banks & Diversified Financials – 4.3%
East West Bancorp, Inc.	126,762	$7,015,009
eXp World Holdings, Inc.	40,265	773,894
M&T Bank Corp.	61,004	7,628,550
SLM Corp.	422,425	6,015,332
Synchrony Financial	25,025	807,807
Zions Bancorporation NA	23,506	834,463
		$23,075,055
Pharmaceuticals – 1.4%
Organon & Co.	348,096	$7,644,188
Pollution Control – 0.1%
Republic Services, Inc.	3,664	$528,092
Real Estate – 5.8%
Brixmor Property Group, Inc., REIT	67,362	$1,480,617
Broadstone Net Lease, Inc., REIT	206,054	3,331,893
EPR Properties, REIT	22,534	1,009,073
Essential Properties Realty Trust, REIT	33,359	801,283
Host Hotels & Resorts, Inc., REIT	101,519	1,602,985
NNN REIT, Inc.	125,422	4,940,373
Park Hotels & Resorts, REIT	210,977	2,706,835
Phillips Edison & Co., REIT	91,942	3,113,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Ryman Hospitality Properties, Inc., REIT	17,649	$1,500,694
Simon Property Group, Inc., REIT	43,595	4,947,597
Spirit Realty Capital, Inc., REIT	46,974	1,813,666
VICI Properties, Inc., REIT	128,705	3,969,262
		$31,217,434
Restaurants – 0.5%
Texas Roadhouse, Inc.	24,101	$2,508,914
Specialty Chemicals – 1.8%
Chemours Co.	217,620	$7,403,433
Corteva, Inc.	39,806	2,010,601
Tronox Holdings PLC	39,788	542,708
		$9,956,742
Specialty Stores – 3.4%
Builders FirstSource, Inc. (a)	55,197	$8,005,773
O'Reilly Automotive, Inc. (a)	7,609	7,150,177
Ulta Beauty, Inc. (a)	8,208	3,406,566
		$18,562,516
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	280,114	$859,950
Trucking – 0.7%
Saia, Inc. (a)	8,426	$3,591,161
Utilities - Electric Power – 4.7%
CenterPoint Energy, Inc.	11,306	$315,324
DTE Energy Co.	6,767	699,572
Edison International	113,626	7,823,150
PG&E Corp. (a)	498,076	8,118,639
Vistra Corp.	274,949	8,638,898
		$25,595,583
Total Common Stocks		$534,456,932
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.3% (v)	6,010,224	$6,010,825
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.27% (j)	2,678,151	$2,678,151

Other Assets, Less Liabilities – (0.3)%		(1,376,040)
Net Assets – 100.0%		$541,769,868
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,010,825 and $537,135,083, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$534,456,932	$—	$—	$534,456,932
Mutual Funds	8,688,976	—	—	8,688,976
Total	$543,145,908	$—	$—	$543,145,908
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,415,418	$23,433,369	$22,840,203	$1,098	$1,143	$6,010,825
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,321	$—